Pension and Other Postretirement Benefit Plans	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Pension and Other Postretirement Benefit Plans
Pension and Other Post-Retirement Benefit Plans
CSC and its subsidiaries offer their employees a number of defined benefit and defined contribution plans, in which employees of the Computer Sciences GS Business participate. The defined benefit plans included both pension and other postretirement benefit plans (“OPEB”).
Defined Benefit Pension Plans
The defined benefit pension plans include both multi-employer and single employer plans. For the multi-employer plans, Parent retains the assets and liabilities and the Computer Sciences GS Business unaudited Combined Condensed Financial Statements reflect the service costs related to current employees of the Computer Sciences GS Business. The largest U.S. defined benefit pension plan was frozen in fiscal 2010 for most participants.
Single Employer Pension Plans
The net periodic pension benefit for the Computer Sciences GS Business pension plans include the following components:

Net periodic pension costs	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Interest cost	$637	$659	$1,273	$1,317
Expected return on assets	(1,064)	(1,059)	(2,129)	(2,118)
Net periodic pension benefit	$(427)	$(400)	$(856)	$(801)

The weighted-averages of the assumptions used to determine net periodic pension cost for the three and six months ended October 2, 2015 and October 3, 2014 are as follows:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Discount or settlement rates	3.9%	4.6%	3.9%	4.6%
Expected long-term rates of return on assets	7.9%	7.6%	7.9%	7.6%

The Computer Sciences GS Business did not contribute to the defined benefit pension plans during the three and six months ended October 2, 2015. CSRA expects to contribute $6 during the remainder of fiscal 2016.
Multi-employer Pension Plans
The Computer Sciences GS Business’s multi-employer pension plans did not incur any service costs for the three and six months ended October 2, 2015.
Defined Benefit Other Postretirement Benefit Plans
The defined benefit OPEB plans include both multi-employer and single employer plans. For the multi-employer plans, Parent retains the assets and liabilities and the Computer Sciences GS Business financial statements reflect the service costs related to current employees of the business.
Single Employer OPEB Plans

The Computer Sciences GS Business provides subsidized healthcare, dental and life insurance benefits for certain U.S. employees and retirees, primarily for individuals employed prior to August 1992.

Net periodic postretirement benefit costs	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Service cost	$3	$3	$7	$6
Interest cost	121	224	242	448
Amortization of prior service (benefit) cost	(770)	8	(1,543)	17
Net periodic (benefit) cost	$(646)	$235	$(1,294)	$471

The weighted-averages of the assumptions used to determine net periodic postretirement benefit cost for the three and six months ended October 2, 2015 and October 3, 2014 are as follows:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Discount or settlement rates	3.4%	4.0%	3.4%	4.0%

The Computer Sciences GS Business contributed $295 and $520 to the other post-retirement benefit plans during the three and six months ended October 2, 2015, respectively. The Computer Sciences GS Business expects to contribute an additional $712 during the remainder of fiscal 2016.

Multi-employer OPEB Plans
The Computer Sciences GS Business’s share of total service cost incurred by the multi-employer OPEB plans for the three and six months ended October 2, 2015 was $34 and $68, respectively. The contributions made by the Computer Sciences GS Business for the three and six months ended October 2, 2015 was $32 and $51, respectively. The Computer Sciences GS Business expects to contribute an additional $37 during the remainder of fiscal 2016.

Pension and other postretirement benefit plans
CSC and its subsidiaries offer its employees a number of defined benefit and defined contribution plans, in which employees of the Computer Sciences GS Business participate. The defined benefit plans included both pension and other postretirement benefit plans.
Defined Benefit Pension Plans
The defined benefit pension plans include both multi-employer and single employer plans. For the multi-employer plans, the Parent retains the assets and liabilities and the Computer Sciences GS Business Combined Financial Statements reflect the service costs related to current employees of the Business. The largest U.S. defined benefit pension plan was frozen in fiscal 2010 for most participants.
Single Employer Pension Plans
During the third quarter of fiscal 2015, CSC offered lump sum settlements to the vested participants of its defined benefit pension plans, who were no longer with CSC. The lump-sum settlement required interim remeasurement of the plans' assets and liabilities, as of the end of the third quarter of fiscal 2015, which resulted in a net loss of $7,894 comprising actuarial losses of $7,506 and a settlement loss of $388. The actuarial and settlement losses were primarily a result of the adoption of the new mortality tables issued by the Society of Actuaries in October 2014. The economic benefit realized due to the lump sum payments was $797 which was included in the net loss of $7,894. The lump sum settlement resulted in reduction of the aggregate pension benefit obligation (“PBO”) of these U.S. defined benefit plans by $3,693, whereas the interim remeasurement resulted in an increase in PBO of $7,808. A weighted average discount rate of 4.23% was used to remeasure the plans; a decrease from 4.68% used in the prior twelve months. The average funded status of the impacted pension plans, after remeasurement, was 85%. The weighted-average expected long-term rate of return on plan assets, after remeasurement, is 7.60% which was consistent with the rate used at the beginning of fiscal 2015.
On July 19, 2013, Computer Sciences GS Business completed the sale of ATD (Note 4), which had a pension and a retiree medical plan. The divestiture of the pension plan resulted in a reduction to long-term liabilities and a corresponding recognition of a settlement gain of $27,603, which was recorded as part of the gain on sale of ATD. The net periodic pension cost related to the divested plans, excluding the settlement gain, for the twelve months ended March 28, 2014 and March 29, 2013 was $443 and $5,655 respectively.
The following tables provide reconciliation of the annual changes in the single employer pension plans’ projected benefit obligations and assets and a related status of funding:

Reconciliation of project benefit obligation	April 3, 2015	March 28, 2014
Unfunded status at beginning of year	$(1,591)	$(32,375)
Projected benefit obligation at beginning of year	58,566	169,412
Service cost	—	796
Interest cost	2,626	4,004
Plan participants’ contributions	—	325
Settlement	(2,897)	—
Actuarial loss (gain)	9,781	(5,671)
Benefits paid	(2,306)	(4,285)
Divestitures	—	(106,015)
Projected benefit obligation at end of year	$65,770	$58,566

Reconciliation of fair value of plan assets	April 3, 2015	March 28, 2014
Fair value of plan assets at beginning of year	$56,975	$137,037
Actual return on plan assets	3,371	9,825
Plan participants’ contributions	—	325
Settlement	(2,897)	—
Benefits paid	(2,306)	(4,285)
Divestitures	—	(85,927)
Fair value of plan assets at end of year	55,143	56,975

Unfunded status at end of year	(10,627)	(1,591)
Accumulated benefit obligations	$65,770	$58,566

The accumulated benefit obligation and projected benefit obligations of all single employer pension plans exceeded the fair value of the respective plans’ assets.

The following table provides the amounts recorded in the Computer Sciences GS Business’s Combined Balance Sheets for the pension plan liabilities.

	As of
	April 3, 2015	March 28, 2014
Current liabilities - Accrued expenses and other current liabilities	$6	$7
Other long-term liabilities - Other long-term liabilities	10,621	1,584
Net amount recorded	$10,627	$1,591

Net periodic pension costs	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Service cost	$—	$796	$4,848
Interest cost	2,626	4,004	7,307
Expected return on assets	(4,195)	(5,545)	(7,967)
Settlement loss (gain)	388	(27,603)	—
Recognition of actuarial losses (gains)	10,216	(2,437)	3,133
Net periodic pension costs (benefit)	$9,035	$(30,785)	$7,321
The weighted-averages of the assumptions used to determine net periodic pension cost were:

	April 3, 2015	March 28, 2014	March 29, 2013
Discount or settlement rates	4.5%	4.6%	4.7%
Expected long-term rates of return on assets	7.6%	7.2%	6.8%
Rates on increase in compensation levels	N/A	3.9%	3.9%
The following table summarizes the weighted average assumptions used in the determination of the Computer Sciences GS Business’s pension benefit obligations as of April 3, 2015 and March 28, 2014:

	April 3, 2015	March 28, 2014
Discount rate	3.9%	4.6%
Information about the expected cash flows for single employer pension plans as of April 3, 2015, is as follows:

Single Employer Contributions:
2016	$6

Single Employer Benefit Payments:
2016	$2,560
2017	2,753
2018	2,917
2019	3,056
2020	3,190
2021-2025	17,502

Multi-employer Pension Plans
The Computer Sciences GS Business’s share of total service cost incurred by the multi-employer pension plans for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 was $0, $0 and $456, respectively.
Defined Benefit Other Postretirement Benefit Plans
The defined benefit OPEB plans include both multi-employer and single employer plans. For the multi-employer plans, the Parent retains the assets and liabilities and the Computer Sciences GS Business financial statements reflect the service costs related to current employees of the business.
Single Employer OPEB Plans

The Computer Sciences GS Business provides subsidized healthcare, dental and life insurance benefits for certain U.S. employees and retirees, primarily for individuals employed prior to August 1992. The Computer Sciences GS Business amended its retiree healthcare plans effective February 1, 2015. Under the amended plans, Medicare eligible and Medicare ineligible retirees receive healthcare benefits through different means.

On October 6, 2014, the Computer Sciences GS Business amended one of its U.S. retiree medical health plans to provide coverage to eligible Medicare retirees through a private insurance marketplace. The insurance marketplace will allow retirees to choose the health insurance terms, cost and coverage that best fit their needs, while the Computer Sciences GS Business will continue to provide financial support to the Medicare eligible participants in the form of a tax free contribution to a health reimbursement account. These amendments triggered an interim remeasurement of the retiree medical plan, resulting in an actuarial loss of $1,447. This amount is included in the net fiscal 2015 actuarial gain of $2,245. For the interim remeasurement, a weighted average discount rate of 3.58% was used to remeasure the plans; a decrease from 4.01% in the prior twelve months. As a result of the remeasurement, the benefit obligations decreased and the prior service credit increased by $7,037 each. The increase in prior service credit of $7,037 is included in the net fiscal 2015 increase in prior service credit of $5,561.
On July 19, 2013, the Computer Sciences GS Business completed the sale of ATD (Note 4), which had a pension and a retiree medical plan. The divestiture of the retiree medical plan resulted in a reduction to long-term liabilities and a corresponding recognition of a settlement gain of $8,387, which was recorded as part of the gain on sale of ATD. The net periodic pension cost related to the divested plans, excluding the settlement gain, for the twelve months March 28, 2014 and March 29, 2013 was $208 and $729 respectively.
The following tables provide reconciliation of the changes in the single employer postretirement plan benefit obligations and assets and a statement of funded status:

Reconciliation of accumulated
postretirement benefit obligations	April 3, 2015	March 28, 2014
Unfunded status at beginning of year	$(23,291)	$(33,109)
Accumulated benefit obligation at beginning of year	23,291	40,892
Service cost	12	80
Interest cost	745	1,076
Settlements	—	(15,149)
Plan amendments	(5,561)	—
Business combinations	237	308
Actuarial gain	(2,245)	(957)
Benefits paid	(1,576)	(2,012)
Conversion to multi-employer (a)	—	(947)
Accumulated benefit obligation at end of year	$14,903	$23,291
(a) Represents certain plans that were converted from single to multi-employer plans

Reconciliation of Fair Value of Plan Assets	April 3, 2015	March 28, 2014
Fair value of plan assets at beginning of year	$—	$7,783
Actual return on plan assets	—	1
Company contribution	1,576	1,620
Business combinations	—	251
Benefits paid	(1,576)	(2,012)
Settlements	—	(7,604)
Conversion to multi-employer (a)	—	(39)
Fair value of plan assets at end of year	—	—

Unfunded status at end of year	$(14,903)	$(23,291)
(a) Represents certain plans that were converted from single to multi-employer plans
The following table provides the amounts recorded in the Computer Sciences GS Business’s Combined Balance Sheets for the postretirement benefit plan liabilities.

	As of
	April 3, 2015	March 28, 2014
Current liabilities	$1,232	$1,923
Other long-term liabilities	13,671	21,368
Net amount recorded	$14,903	$23,291
The following is a summary of amounts in accumulated other comprehensive income (loss) as of April 3, 2015, March 28, 2014 and March 29, 2013 that have not been recognized in the Combined Statements of Operations as components of net periodic benefit cost:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Prior service (benefit) cost	$(3,123)	$171	$178
Accumulated other comprehensive (income) loss	$(3,123)	$171	$178
The accumulated benefit obligation and projected benefit obligations of all single employer OPEB plans exceeded the fair value of the respective plans’ assets.

Net periodic benefit costs	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Service cost	$12	$80	$274
Interest cost	745	1,076	1,871
Expected return on assets	—	(67)	(305)
Amortization of transition obligation	—	—	176
Amortization of prior service (benefit) costs	(2,267)	33	27
Settlement (gain) loss	—	(8,387)	—
Recognition of actuarial gain	(2,245)	(48)	(2,128)
Net periodic (benefit) costs	$(3,755)	$(7,313)	$(85)
Other before tax changes in plan assets and benefit obligations recognized in other comprehensive income during fiscal year 2015, 2014 and 2013 included the following components:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Prior service (credit)/cost	$(5,561)	$—	$—
Amortization of:
Transition asset	—	—	(176)
Prior service cost (credit)	2,267	(33)	(27)
Total recognized in other comprehensive income	$(3,294)	$(33)	$(203)

Other comprehensive (income) loss related to unamortized postretirement benefit plan costs for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 was $(2,014), net of tax impact of $(1,280), $(33), net of tax impact of $0, and $(205), net of tax impact of $2, respectively.
The weighted-averages of the assumptions used to determine net periodic postretirement benefit costs were:

	April 3, 2015	March 28, 2014	March 29, 2013
Discount or settlement rates	3.8%	4.1%	4.4%
Expected long-term rates of return on assets	N/A	2.7%	4%
The following table summarizes the weighted average assumptions used in the determination of the Computer Sciences GS Business’s postretirement benefit obligations as of April 3, 2015 and March 28, 2014:

	April 3, 2015	March 28, 2014
Discount rate	3.4%	4%
The assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation was 9.0% for fiscal 2015, declining to 5.0% for 2024 and subsequent years for all retirees. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in the assumed healthcare cost trend rates would have had the following effect:

	One Percentage Point
	Increase	Decrease
Effect on accumulated postretirement benefit obligation as of April 3, 2015	$85	$(74)
Effect on net periodic postretirement benefit cost for fiscal 2015	4	(4)
The following are expected cash flows for OPEBs:

Single Employer Contributions
2016	$1,232

Single Employer Benefit Payments
2016	$1,232
2017	1,234
2018	1,366
2019	1,307
2020	1,263
2021-2025	5,313

Multi-employer OPEB Plans
The Computer Sciences GS Business’s share of total service cost incurred by the multi-employer OPEB plans for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 was $327, $466 and $526, respectively. The contributions for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013 was $(93), $1,132 and $29, respectively.
Pension and OPEB Plan Assets
Pension and OPEB plan assets, of both Computer Sciences GS Business and its Parent, are held in single trust. These assets include separate accounts and commingled funds. The plan assets for the single employer plans have been allocated based on the master trust ownership and are disclosed herein. CSC’s investment goals and risk management strategy for plan assets takes into account a number of factors including the time horizon of the pension plans’ obligations. Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and a reasonable amount of investment return over the long term. Sufficient liquidity is maintained to meet benefit obligations as they become due. Third-party investment managers are employed to invest assets in both passively indexed and actively managed strategies. Equities are primarily invested in domestic and foreign companies across market capitalizations and industries. Fixed income securities are invested primarily in government treasury, corporate credit, mortgage-backed and asset-backed investments. Alternative investment allocations are included in the pension plans to achieve greater portfolio diversity intended to reduce the overall risk of the plans.
Risks include, but are not limited to, longevity risk, inflation risk and the risk of other changes in market conditions that reduce the value of plan assets. Also, a decline in the yield of high quality corporate bonds may adversely affect discount rates resulting in an increase in the pension and other postretirement obligations. These risks, among others, could cause the plans’ funded status to deteriorate, increasing reliance on CSC contributions. Derivatives are permitted although their current use is limited within traditional funds and broadly allowed within alternative funds. They are used in the pension trust traditional fixed income portfolios for duration and interest rate risk management and traditional equity portfolios to gain market exposure.
For the pension trust, an allocation range by asset class is developed. The allocation has a significant weighting to equity investments in part due to the relatively long duration of the plans’ obligations. As of March 2015, the plan fiduciaries adopted investment allocation targets for the pension trust of 30% equities, 30% fixed income securities, and 40% alternative investments. Alternatives include risky parity, global tactical, hedge fund and hedge fund of fund allocations. An allocation range is established for each asset class and cash equivalents may represent 0%–10% of the fund. Asset allocations are monitored closely and investment reviews are conducted regularly. CSC consults with internal and external advisors regarding asset strategy.
The Computer Sciences GS Business early adopted the provisions of ASU No. 2015-04 and used March 31, 2015 as the date closest to its fiscal year end, to value plan assets of all its defined benefit plans. There was no material impact of adoption of this ASU on the fair value of plan assets.
Plan Asset Valuation Techniques
Cash equivalents are primarily short term money market commingled funds that are categorized as Level 2, except for funds that have quoted prices in active markets, which are classified as Level 1. They are valued at cost plus accrued interest which approximates fair value.
Fixed income accounts are categorized as Level 2. Investments in corporate bonds are primarily investment grade bonds. These investments are generally priced using model based pricing methods that use observable market data as inputs. Broker dealer bids or quotes of securities with similar characteristics may also be used.
Domestic and global equity separate accounts are categorized as Level 1 if the securities trade on national or international exchanges and are valued at their last reported closing price. Equity assets in commingled funds reporting a net asset value are categorized as Level 2.
Derivatives are categorized as Level 1 if the securities trade actively on a recognized exchange, as Level 2 if the securities can be valued using observable inputs, or as Level 3 if the securities are valued using significant unobservable inputs.
Alternative investment fund securities are categorized as Level 1 if held in a mutual fund or in a separate account structure and actively traded through a recognized exchange, or as Level 2 if they are held in commingled or collective account structures and are actively traded. Alternative investment fund securities are classified as Level 3 if they are held in Limited Company or Limited Partnership structures or cannot otherwise be classified as Level 1 or Level 2.
The fair value of the Computer Sciences GS Business’s single employer pension plan assets by investment category and the corresponding level within the fair value hierarchy as of April 3, 2015 and March 28, 2014 are as follows:

As of April 3, 2015	Level 1	Level 2	Level 3	Total
Equity:
U.S. domestic stocks	$2,833	$—	$—	$2,833
Global/International	431	—	—	431
Domestic Equity commingled funds	—	8,585	—	8,585
Global Equity commingled funds	—	2,933	—	2,933
Fixed Income:
Fixed income mutual funds	1,934	—	—	1,934
Fixed income commingled funds	—	9,445	—	9,445
Mortgage and asset-backed securities	—	999	—	999
Corporate bonds	—	771	—	771
U.S. Treasuries	—	441	—	441
Non U.S. Government	—	47	—	47
U.S. Government Agencies	—	14	—	14
Alternatives:
Other Alternatives(a)	5,809	10,053	—	15,862
Hedge Funds(b)	—	—	10,439	10,439
Cash and cash equivalents	3	546	—	549
Total	$11,010	$33,834	$10,439	$55,283

Unsettled Trade Receivables and Accrued Income				409
Unsettled Trade Payable and Accrued Expenses				(549)
Fair value of assets for pension plans				$55,143
(a) Represents institutional funds consisting mainly of equities, bonds, or commodities.
(b) Represents investments in diversified fund of hedge funds in which the CSC pension plans are the sole investor.

Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Level 3
Beginning balance as of March 28, 2014	$5,596
Actual return on plan assets held at the reporting date	1,018
Purchases, sales and settlements	3,825
Ending balance as of April 3, 2015	$10,439

As of March 28, 2014	Level 1	Level 2	Level 3	Total
Equity:
U.S. domestic stocks	$4,366	$—	$—	$4,366
Global/International	659	—	—	659
Domestic Equity commingled funds	—	9,848	—	9,848
Global Equity commingled funds	—	5,336	—	5,336
Fixed Income:
Fixed income commingled funds	—	13,162	—	13,162
Mortgage and asset-backed securities	—	1,518	—	1,518
Corporate bonds	—	922	—	922
U.S. Treasuries	—	965	—	965
Non U.S. Government	—	39	—	39
U.S. Government Agencies	—	45	—	45
Alternatives:
Other Alternatives(a)	5,523	8,520	—	14,043
Hedge Funds(b)	—	—	5,596	5,596
Cash and cash equivalents	2	919	—	921
Total	$10,550	$41,274	$5,596	$57,420

Unsettled Trade Receivables and Accrued Income				490
Unsettled Trade Payable and Accrued Expenses				(935)
Fair value of assets for pension plans				$56,975
(a) Represents institutional funds consisting mainly of equities, bonds, or commodities.
(b) Represents investments in diversified fund of hedge funds in which the CSC pension plans are the sole investor.
Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Level 3
Beginning balance as of March 29, 2013	$—
Actual return on plan assets held at the reporting date	(34)
Purchases, sales and settlements	5,630
Ending balance as of March 28, 2014	$5,596

The asset allocation of pension plans as of April 3, 2015 and March 28, 2014, respectively, is as follows:

	Percentage of Plan Assets as of Year End
Asset Category	April 3, 2015	March 28, 2014
Equity securities	27%	35%
Debt securities	25%	29%
Alternatives	47%	34%
Cash and other	1%	2%
Total	100%	100%

Return on Assets
The Computer Sciences GS Business consults with internal and external advisors regarding the expected long-term rate of return on assets. The Computer Sciences GS Business uses a "building block" approach to compute the expected long-term rate of return of the major asset classes expected in each of the plans. Computer Sciences GS Business utilizes long-term, typically 30 years, asset class return assumptions provided by external advisors. Consideration is also given to the extent active management is employed in each asset class and also to management expenses. A single expected long-term rate of return is calculated for each plan by assessing the plan's expected asset allocation strategy, the benefits of diversification therefrom, historical excess returns from actively managed traditional investments, expected long-term returns for alternative investments and expected investment expenses. The resulting composite rate of return is reviewed by internal and external parties for reasonableness.
Pension and Postretirement Plan Discount Rate
The discount rate assumption is prepared with a two-step process; the first step is a yield curve developed as of the measurement date using high-quality corporate bond yields. In step two, each plan's future cash flows are applied to the appropriate years on the yield curve and the weighted value of the cash flows is used to determine a single equivalent discount rate. In fiscal 2015, the discount rates were developed separately for each pension and other postretirement plan to the nearest basis point using a single yield curve, the Aon Hewitt AA Only Above Median Curve. This yield curve is a hypothetical AA or greater yield curve represented by a series of annualized individual spot discount rates going out 100 years. This curve provides a more transparent view to the underlying bonds and is available daily, which provides for a discount rate to be calculated specific to CSC's fiscal year-end. For years prior to fiscal 2014, the discount rates were determined using an average of the Citigroup yield curve and the AON Hewitt yield curve rounded to the nearest 10bps.
Defined Contribution Plans
Certain employees of the Computer Sciences GS Business participate in CSC defined contribution plans, as discussed below.
401(k) Plan
The plan allows employees to contribute a portion of their earnings in accordance with specified guidelines. Effective January 1, 2014, matching contributions are made once annually in January following the end of the calendar year. In order to receive such contributions, a participant must be employed on December 31 of the plan year. However, if a participant retires (or should decrease) from CSC prior to December 31, the participant will be eligible to receive matching contributions approximately 30 days following separation from service. The plan was also amended so participants vest after 1 year of service from a 5 years graded vest. The amount of employer matching contributions related to the employees of Computer Sciences GS Business expensed during the fiscal years 2015, 2014, and 2013 were $24,300, $26,198 and $34,143, respectively.
Deferred Compensation Plan
Effective August 14, 1995, the Computer Sciences GS Business adopted the Computer Sciences Corporation Deferred Compensation Plan (the “Plan”), a deferred compensation plan sponsored by the Parent. The plan consists of two separate plans, one for the benefit of key executives and one for the benefit of non-employee directors. Pursuant to the Plan, certain management and highly compensated employees are eligible to defer all or a portion of their regular salaries and incentive compensation that exceeds the limitation set forth in Internal Revenue Section 401(a)(17) and all or a portion of their incentive compensation, and non-employee directors are eligible to defer up to 100% of their compensation.
The deferred compensation liability, which is included in “Other long-term liabilities,” was $33,447 and $35,488 as of April 3, 2015 and March 28, 2014, respectively. The Computer Sciences GS Business’s deferred compensation expenses related to its employees totaled $2,223, $2,009 and $2,081 for fiscal 2015, fiscal 2014 and fiscal 2013, respectively.
Other Multi-employer Pension Funds

In connection with certain multi-employer pension funds that are pursuant to collective bargaining agreements, the Computer Sciences GS Business made contributions, generally at a stated hourly rate, to one multi-employer pension funds on behalf of its union-represented employees. None of the contributions by the Computer Sciences GS Business are individually significant to the multi-employer plans nor do they have a material impact on the Company's financial statements. The Computer Sciences GS Business’s contributions for fiscal year 2015 was $28.